Shareholder Report		12 Months Ended
	Oct. 01, 2024	Sep. 30, 2025 USD ($) Holding	Sep. 30, 2024
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Collaborative Investment Series Trust
Entity Central Index Key		0001719812
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
C000230847
Shareholder Report [Line Items]
Fund Name		Goose Hollow Tactical Allocation ETF
Trading Symbol		GHTA
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-866-898-6447
Additional Information Website		https://www.gham.co
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Goose Hollow Tactical Allocation ETF	$146	1.41%

Expenses Paid, Amount		$ 146
Expense Ratio, Percent		1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund delivered its performance driven by several key themes. The Fund's emerging market exposure contributed positively, with Latin American positions like Argentina, Colombia and Brazil generating returns. Technology holdings also contributed led by Software and Technology ETFs. Currency positions were also profitable. However, renewable energy holdings created headwinds, with TAN and ENPH falling. Options strategies were mixed - hedges for a gold decline via derivatives provided gains while some rate hedges detracted. The Fund's primary benchmark, Bloomberg World Large & Mid Cap Index was up 17.64% for the fiscal year ended September 30, 2025, and the Fund underperformed its benchmark during the year. The Fund's tactical approach to emerging markets, particularly in reflationary environments, combined with selective technology exposure, drove performance despite challenging conditions in some of the other themes.

Line Graph [Table Text Block]
	Fund @ NAV	Bloomberg World Large & Mid Cap Index	60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index
Nov 21	$10,000	$10,000	$10,000
Dec 21	$9,922	$9,951	$10,034
Mar 22	$10,174	$9,393	$9,497
Jun 22	$9,005	$7,956	$8,396
Sep 22	$9,070	$7,431	$7,935
Dec 22	$10,134	$8,136	$8,469
Mar 23	$10,533	$8,726	$8,969
Jun 23	$10,531	$9,268	$9,314
Sep 23	$10,345	$8,963	$9,007
Dec 23	$11,537	$9,945	$9,877
Mar 24	$11,463	$10,754	$10,372
Jun 24	$11,538	$11,077	$10,550
Sep 24	$12,421	$11,835	$11,178
Dec 24	$12,083	$11,730	$11,040
Mar 25	$12,481	$11,585	$11,054
Jun 25	$13,113	$12,912	$11,872
Sep 25	$13,313	$13,923	$12,490

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (11/16/2021)
Goose Hollow Tactical Allocation ETF	7.18%	7.67%
Bloomberg World Large & Mid Cap Index	17.64%	8.93%
60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index	11.74%	5.91%

Material Change Date			Sep. 30, 2024
AssetsNet		$ 44,214,973
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 315,156
InvestmentCompanyPortfolioTurnover		377.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,214,973
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$315,156
Portfolio Turnover Rate	377%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	36.9
Exchange-Traded Funds	61.0
Purchased Options Contracts	0.0
Warrants	2.1
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2026, or upon request by contacting us at 1-866-898-6447.

Effective February 1, 2025, the Fund's expense limitation changed from 0.99% to 1.85% of the Fund's average daily net assets.

Updated Prospectus Phone Number		1-866-898-6447
C000244425
Shareholder Report [Line Items]
Fund Name		Goose Hollow Multi-Strategy Income ETF
Trading Symbol		GHMS
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-866-898-6447
Additional Information Website		https://www.gham.co
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Goose Hollow Multi-Strategy Income ETF	$102	1.00%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund delivered its income-focused performance despite challenging fixed-income conditions. The Fund's largest contributor was emerging market debt, reflecting the view of an emerging market credit recovery in 2025. Inflation linked and international bonds provided duration and currency diversification. However, interest rate volatility hedges were detractors. The mortgage REIT sector showed mixed results. Derivative strategies on rates provided modest hedging benefits. The Fund's primary benchmark, Bloomberg U.S. Aggregate Bond Index was up 2.88% for the fiscal year ended September 30, 2025, and the Fund outperformed its benchmark during the year. The Fund' emphasis on emerging market debt, closed-end fund opportunities, and diversified fixed-income exposure successfully navigated the complex rate environment while maintaining yield characteristics throughout the period.

Line Graph [Table Text Block]
	Fund @ NAV	Bloomberg U.S. Aggregate Bond Index
Nov 23	$10,000	$10,000
Dec 23	$10,353	$10,511
Mar 24	$10,370	$10,429
Jun 24	$10,419	$10,436
Sep 24	$10,917	$10,978
Dec 24	$10,605	$10,642
Mar 25	$10,868	$10,938
Jun 25	$11,154	$11,070
Sep 25	$11,328	$11,295

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (11/14/2023)
Goose Hollow Multi-Strategy Income ETF	3.77%	6.86%
Bloomberg U.S. Aggregate Bond Index	2.88%	6.69%

Material Change Date			Sep. 30, 2024
AssetsNet		$ 16,602,632
Holdings Count | Holding		28
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		122.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,602,632
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$-
Portfolio Turnover Rate	122%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Closed-End Funds	21.0
Common Stocks	9.2
Exchange-Traded Funds	58.3
Preferred Stocks	11.5
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2026, at https://ghms.gham.co/, or upon request by contacting us at 1-866-898-6447.

Effective July 24, 2025, the Fund updated its principal investment strategies to include investments of preferred stock and closed-end funds.

The Board has determined to liquidate the Goose Hollow Multi-Strategy Income ETF with the liquidation payment to shareholders expected to take place on or about November 28, 2025, following recommendation by the Fund's adviser.

Updated Prospectus Phone Number		1-866-898-6447
C000229547
Shareholder Report [Line Items]
Fund Name		Mindful Conservative ETF
Trading Symbol		MFUL
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-866-464-6608
Additional Information Website		https://www.mohrfunds.com/mful-mindful-conservative-etf
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mindful Conservative ETF	$134	1.31%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 3.92%, for the fiscal year ended September 30, 2025, underperforming its benchmark, the Dow Jones U.S. Moderately Conservative Portfolio Index, which returned 7.97% for the year. Last year’s volatile markets saw equities and bonds move in tandem as investors reacted to inflation, shifting Federal Reserve policy, and recession fears—challenging many conservative strategies. Amid this turbulence, the Fund upheld its disciplined, risk-aware approach, balancing income generation with capital preservation. The Fund's tactical flexibility kept the portfolio aligned with its mission: steady, mindful market participation without chasing short-term trends. The Fund demonstrated the value of diversification, adaptability, and maintaining a measured path through uncertainty. The Fund outpaced the targeted benchmark. Top Contributors: Vanguard Mega Cap Growth ETF, iShares Convertible Bond  ETF, and SPDR Bloomberg Convertible Securities ETF. Bottom Performers: VanEck Morningstar Wide Moat ETF, First TR Morningstar Dividend ETF, and Vanguard Intermediate Term Corporate Bond ETF.

AssetsNet		$ 29,312,034
Holdings Count | Holding		17
Advisory Fees Paid, Amount		$ 265,472
InvestmentCompanyPortfolioTurnover		336.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,312,034
Number of Portfolio Holdings	17
Net Investment Advisory Fees	$265,472
Portfolio Turnover Rate	336%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000229546
Shareholder Report [Line Items]
Fund Name		Adaptive Core ETF
Trading Symbol		RULE
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-866-464-6608
Additional Information Website		https://www.mohrfunds.com/rule-adaptive-core-etf
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adaptive Core ETF	$185	1.81%

Expenses Paid, Amount		$ 185
Expense Ratio, Percent		1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 4.25%, for the fiscal year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% for the year.

With markets grappling with alternating waves of optimism and caution, the Fund's rules-based methodology provided clarity through the more volatile periods of the year. By systematically applying its process, the Fund was able to emphasize areas of strength while limiting exposure to segments showing weakness. The balanced value/growth basket of securities performed in line with similar risk profiles, yet underperformed relative to the broad market. Investors faced a year of shifting narratives around inflation, interest rates, and earnings, but the Fund stayed true to its philosophy of delivering transparent, disciplined exposure. Top Contributors: MICRON TECHNOLOGY INC, CONSTELLATION ENERGY CORP and NVIDIA CORP. Bottom Performers: MONOLITHIC POWER SYSTEMS INC, LULULEMON ATHLETICA INC and ATLASSIAN CORP.

AssetsNet		$ 11,983,084
Holdings Count | Holding		35
Advisory Fees Paid, Amount		$ 128,220
InvestmentCompanyPortfolioTurnover		348.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,983,084
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$128,220
Portfolio Turnover Rate	348%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	81.0
Exchange-Traded Funds	19.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000240370
Shareholder Report [Line Items]
Fund Name		Mohr Sector Nav ETF
Trading Symbol		SNAV
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-866-464-6608
Additional Information Website		https://www.mohrfunds.com/snav-mohr-sector-nav-etf
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mohr Sector Nav ETF	$158	1.49%

Expenses Paid, Amount		$ 158
Expense Ratio, Percent		1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 12.73%, for the year ended September 30, 2025, underperforming its benchmark, the Morningstar US Large-Mid Cap Index, which returned 18.10% for the year.

Last year, the Fund delivered strong results amid sector rotation, macro uncertainty, and shifting market leadership. As U.S. equities swung between growth and value, the Fund’s tactical sector allocation enabled it to capture momentum in leading areas while trimming weaker exposures. Many static sector funds lagged in a volatile environment shaped by rate changes, inflation surprises, and fluctuating sentiment. The Fund’s flexibility and active navigation drove outperformance and managed drawdowns, validating its disciplined, selective approach. In a year of wide sector dispersion, the Fund proved the value of dynamic positioning. The Fund outpaced the targeted benchmark. Top Contributors: TECHNOLOGY SELECT SECTOR SPDR FUND and VANGUARD INDUSTRIALS INDEX FUND. Bottom Performers: VANGUARD ENERGY INDEX FUND and VANGUARD CONSUMER STAPLES INDEX FUND.

AssetsNet		$ 25,080,820
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 188,681
InvestmentCompanyPortfolioTurnover		342.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$25,080,820
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$188,681
Portfolio Turnover Rate	342%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000246678
Shareholder Report [Line Items]
Fund Name		Mohr Company Nav ETF
Trading Symbol		CNAV
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-866-464-6608
Additional Information Website		https://www.mohrfunds.com/cnav-mohr-company-nav-etf
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mohr Company Nav ETF	$145	1.31%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 21.03%, for the year ended September 30, 2025, outperforming its benchmark, the Morningstar US Large-Mid Cap Index, which returned 19.19% for the year. The Fund maintained a focus on growth throughout the year. The environment was particularly challenging, with interest-rate volatility and shifting earnings expectations, driving sharp rotations throughout the year. Against that backdrop, the Fund provided investors with a growth strategy that dynamically shifted. Whereas the Fund underperformed in the first quarter of 2025, the Fund delivered strong performance throughout the remainder of the year and outperformed the benchmarks. The consistent and disciplined approach allowed the Fund to stay aligned with its objective of delivering a growth driven solution, even amid heightened volatility. Top Contributors: APPLOVIN CORP, WESTERN DIGITAL CORP, CLOUDFLARE INC, UBIQUITI INC, and TAPESTRY INC. Bottom Performers: LULULEMON, ATHLETICA INC, MARVELL TECHNOLOGY INC, BUILDERS FIRSTSOURCE INC, and DECKERS OUTDOOR CORP.

Material Change Date	Oct. 01, 2024
AssetsNet		$ 35,703,258
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 275,409
InvestmentCompanyPortfolioTurnover		317.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,703,258
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$275,409
Portfolio Turnover Rate	317%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	100.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2026 at  https://www.mohrfunds.com/cnav-mohr-company-nav-etf or upon request by contacting us at 1-866-898-6447.

Effective October 28, 2025, a Creation Unit in the Fund is 10,000 shares.

Updated Prospectus Phone Number		1-866-898-6447
C000222559
Shareholder Report [Line Items]
Fund Name		Rareview Dynamic Fixed Income ETF
Trading Symbol		RDFI
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-888-783-8637
Additional Information Website		https://rareviewcapital.com/dynamic-fixed-income-etf/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rareview Dynamic Fixed Income ETF	$154	1.50%

Expenses Paid, Amount		$ 154
Expense Ratio, Percent		1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 5.24%, for the fiscal year ended September 30, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the year.

- A shift from a tightening to easing cycle by the Federal Reserve contributed to performance.

- Overweight exposure to emerging market debt and securitized debt contributed to relative performance

- Security selection within each asset class contributed to positive relative performance.

Line Graph [Table Text Block]
	Fund @ NAV	Bloomberg U.S. Aggregate Bond Index	50% ICE BofA 5-10Y & US Corp & 50% Markit iBoxx Liq HY Index
Oct 20	$10,000	$10,000	$10,000
Dec 20	$10,869	$10,094	$10,321
Mar 21	$11,636	$9,753	$10,157
Jun 21	$12,281	$9,932	$10,426
Sep 21	$12,235	$9,937	$10,460
Dec 21	$12,241	$9,938	$10,477
Mar 22	$11,082	$9,348	$9,868
Jun 22	$10,390	$8,909	$9,078
Sep 22	$9,776	$8,486	$8,821
Dec 22	$10,146	$8,645	$9,182
Mar 23	$10,369	$8,901	$9,517
Jun 23	$10,483	$8,826	$9,557
Sep 23	$10,029	$8,541	$9,456
Dec 23	$11,028	$9,123	$10,178
Mar 24	$11,577	$9,052	$10,238
Jun 24	$11,743	$9,058	$10,323
Sep 24	$12,970	$9,529	$10,906
Dec 24	$12,480	$9,237	$10,770
Mar 25	$12,754	$9,494	$10,980
Jun 25	$13,116	$9,608	$11,321
Sep 25	$13,650	$9,803	$11,603

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (10/20/2020)
Rareview Dynamic Fixed Income ETF	5.24%	6.49%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.40%
50% ICE BofA 5-10Y & US Corp & 50% Markit iBoxx Liq HY Index	6.39%	3.05%

AssetsNet		$ 58,566,415
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 523,136
InvestmentCompanyPortfolioTurnover		153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,566,415
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$523,136
Portfolio Turnover Rate	153%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Closed-End Funds	80.2
Exchange-Traded Funds	19.1
Purchased Options Contracts	0.7
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000222560
Shareholder Report [Line Items]
Fund Name		Rareview Tax Advantaged Income ETF
Trading Symbol		RTAI
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-888-783-8637
Additional Information Website		https://rareviewcapital.com/tax-advantaged-income-etf/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rareview Tax Advantaged Income ETF	$125	1.25%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned -0.12%, for the fiscal year ended September 30, 2025, underperforming its benchmark, the Bloomberg Municipal Bond Index, which returned 1.39% for the year.

• The excessive forward pricing of future Federal Reserve interest rate cuts by the US fixed income market caused negative principal returns for the Fund, as the Federal Reserve did not deliver on those cuts.

•The rebound in US municipal bond markets was very slow, relative to other parts of US fixed income market, following the trade-related market disruptions in the spring.

Line Graph [Table Text Block]
	Fund @ NAV	Bloomberg Municipal Bond Index
Oct 20	$10,000	$10,000
Dec 20	$10,501	$10,220
Mar 21	$10,966	$10,184
Jun 21	$11,512	$10,329
Sep 21	$11,449	$10,301
Dec 21	$11,636	$10,375
Mar 22	$9,988	$9,729
Jun 22	$9,453	$9,443
Sep 22	$8,488	$9,117
Dec 22	$8,999	$9,491
Mar 23	$9,230	$9,754
Jun 23	$9,052	$9,744
Sep 23	$8,078	$9,360
Dec 23	$9,397	$10,098
Mar 24	$9,654	$10,059
Jun 24	$9,932	$10,057
Sep 24	$10,598	$10,330
Dec 24	$10,071	$10,205
Mar 25	$10,180	$10,182
Jun 25	$9,999	$10,169
Sep 25	$10,585	$10,474

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (10/20/2020)
Rareview Tax Advantaged Income ETF	-0.12%	1.16%
Bloomberg Municipal Bond Index	1.39%	0.94%

AssetsNet		$ 18,083,949
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 18,274
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,083,949
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$18,274
Portfolio Turnover Rate	51%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Closed-End Funds	99.9
Purchased Options Contracts	0.1
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000233898
Shareholder Report [Line Items]
Fund Name		Rareview Systematic Equity ETF
Trading Symbol		RSEE
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-888-783-8637
Additional Information Website		https://rareviewcapital.com/systematic-equity-etf/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rareview Systematic Equity ETF	$285	2.66%

Expenses Paid, Amount		$ 285
Expense Ratio, Percent		2.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 13.99%, for the fiscal year ended September 30, 2025, underperforming its benchmark, the MSCI All Country World Index ("MSCI ACWI Index"), which returned 17.80% for the year.

• The Fund used long-term and short-term behavior models to take long and short positions. The Fund seeks to add value by owning regional markets when expected returns are positive and taking defensive positions when expected returns are negative.

• The Fund outperformed U.S. Small Cap. The Fund underperformed U.S. Large Cap, U.S. Large Cap Growth, MSCI EAFE, and MSCI Emerging Market Equities.

• The underperformance is the result of international equity outperformance and the benchmark composition of the MSCI ACWI Index. The MSCI ACWl Index top geographical exposure is ~65% U.S. and holds a small allocation to U.S. Small Cap.

Line Graph [Table Text Block]
	Fund @ NAV	MSCI All Country World Index
Jan 22	$10,000	$10,000
Mar 22	$10,058	$9,853
Jun 22	$9,525	$8,323
Sep 22	$9,815	$7,765
Dec 22	$9,718	$8,532
Mar 23	$10,199	$9,167
Jun 23	$10,856	$9,749
Sep 23	$10,130	$9,427
Dec 23	$10,742	$10,478
Mar 24	$11,424	$11,349
Jun 24	$12,095	$11,691
Sep 24	$13,018	$12,476
Dec 24	$12,739	$12,365
Mar 25	$12,325	$12,214
Jun 25	$13,563	$13,642
Sep 25	$14,839	$14,698

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (1/20/2022)
Rareview Systematic Equity ETF	13.99%	11.28%
MSCI All Country World Index	17.80%	10.99%

Material Change Date			Sep. 30, 2024
AssetsNet		$ 57,757,667
Holdings Count | Holding		6
Advisory Fees Paid, Amount		$ 476,183
InvestmentCompanyPortfolioTurnover		126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,757,667
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$476,183
Portfolio Turnover Rate	126%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2026 at https://rareviewcapital.com/systematic-equity-etf/, or upon request by contacting us at 1-888-783-8637.

At a special shareholder meeting held on March 14, 2025, a new sub-advisory agreement between the Fund's adviser, Rareview Capital LLC, and sub-adviser, GST Management, LLC dba RegimePilot was approved.

Updated Prospectus Phone Number		1-888-783-8637
C000250203
Shareholder Report [Line Items]
Fund Name		Rareview Total Return Bond ETF
Trading Symbol		RTRE
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-888-783-8637
Additional Information Website		https://rareviewcapital.com/total-return-bond-etf/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rareview Total Return Bond ETF	$65	0.64%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

 The Fund returned 2.18% for the fiscal year ended September 30, 2025, underperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the year.

• In general, the Fund’s underperformance was modest. The underperformance began to close at the end of the year, and was led by the following factors:

• Relatively higher exposure to high convexity parts of the government-backed market, which underperformed relative to the index’s holdings.

• Relative exposure to higher yielding corporate and non-US government instruments, where the index holds none.

Line Graph [Table Text Block]
	Fund @ NAV	Bloomberg U.S. Aggregate Bond Index
May 24	$10,000	$10,000
Jun 24	$9,986	$10,095
Sep 24	$10,523	$10,619
Dec 24	$10,175	$10,294
Mar 25	$10,393	$10,580
Jun 25	$10,517	$10,708
Sep 25	$10,753	$10,925

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (5/31/2024)
Rareview Total Return Bond ETF	2.18%	5.59%
Bloomberg U.S. Aggregate Bond Index	2.88%	6.86%

AssetsNet		$ 39,891,307
Holdings Count | Holding		145
Advisory Fees Paid, Amount		$ 11,391
InvestmentCompanyPortfolioTurnover		132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,891,307
Number of Portfolio Holdings	145
Net Investment Advisory Fees	$11,391
Portfolio Turnover Rate	132%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Asset-Backed Securities	1.4
Collateralized Mortgage Obligations	7.1
Collateralized Mortgage-Backed Securities	6.3
Corporate Bonds	21.8
Exchange-Traded Funds	12.4
Municipal Bonds	0.8
Preferred Stocks	0.4
Treasury Bill	2.1
Treasury Notes	13.2
U.S. Government Agency Mortgages	33.3
Yankee Dollars	1.2
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223446
Shareholder Report [Line Items]
Fund Name		The SPAC and New Issue ETF
Trading Symbol		SPCX
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-866-904-0406
Additional Information Website		http://www.spcxetf.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The SPAC and New Issue ETF	$240	2.32%

Expenses Paid, Amount		$ 240
Expense Ratio, Percent		2.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's average annual total return was 6.87% for the year ended September 30, 2025, this outperformed the IQ Merger Arbitrage Index (6.25%) and underperformed the S&P 500 Index (17.60%). The Fund benefited from a resurgence in interest around SPACs that began early in 2025. Many of the SPAC investments were related to some of the top performing market themes, including crypto treasury companies, AI, and SPACs tied to President Trump’s inner circle. Many of these SPACs ran up well over their NAV floors and corrected somewhat in June and July, leading to the Fund's outperformance compared to IQ Merger Arbitrage Index.

Line Graph [Table Text Block]
	Fund @ NAV	S&P 500® Index	IQ Merger Arbitrage Index
Dec 20	$10,000	$10,000	$10,000
Dec 20	$10,322	$10,172	$10,058
Mar 21	$11,419	$10,800	$9,958
Jun 21	$11,669	$11,723	$10,131
Sep 21	$11,488	$11,791	$9,988
Dec 21	$11,363	$13,092	$9,786
Mar 22	$11,272	$12,490	$9,719
Jun 22	$11,073	$10,479	$9,408
Sep 22	$10,630	$9,967	$9,504
Dec 22	$9,987	$10,721	$9,614
Mar 23	$9,650	$11,524	$9,584
Jun 23	$9,641	$12,532	$9,435
Sep 23	$9,514	$12,122	$9,542
Dec 23	$9,601	$13,539	$9,561
Mar 24	$9,713	$14,968	$9,559
Jun 24	$9,796	$15,609	$9,521
Sep 24	$9,787	$16,528	$9,896
Dec 24	$9,831	$16,926	$9,860
Mar 25	$9,989	$16,203	$10,085
Jun 25	$10,608	$17,976	$10,342
Sep 25	$10,459	$19,437	$10,514

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (12/15/2020)
The SPAC and New Issue ETF	6.87%	0.94%
S&P 500® Index	17.60%	14.88%
IQ Merger Arbitrage Index	6.25%	1.05%

Material Change Date			Sep. 30, 2024
AssetsNet		$ 8,775,527
Holdings Count | Holding		38
Advisory Fees Paid, Amount		$ 7,528
InvestmentCompanyPortfolioTurnover		328.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,775,527
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$7,528
Portfolio Turnover Rate	328%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	95.4
Exchange-Traded Funds	4.6
Private Investments	0.0
Rights	-
Warrants	0.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2026, at http://www.spcxetf.com, or upon request by contacting us at 1-866-904-0406.

Effective June 9, 2025, Tuttle Capital Management, LLC, the Fund's adviser, entered into an expense limitation agreement to ensure the Fund's net annual fund operating expenses would not exceed 0.95% at least through January 31, 2026.

Updated Prospectus Phone Number		1-866-904-0406